Intangible Assets	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	March 31, 2024	December 31, 2023
Brands	$166,394	$168,508
Software development costs	888,888	880,764
Customer relationships	1,532,302	1,541,507
Computer software	41,089	39,311
Gross carrying value	2,628,673	2,630,090

Brands	103,983	101,197
Software development costs	598,672	578,383
Customer relationships	784,718	756,463
Computer software	31,366	30,112
Accumulated amortization	1,518,739	1,466,155
Intangible assets, net	$1,109,934	$1,163,935

Amortization expense on intangible assets for the three months ended March 31, 2024 and 2023, was $66,379 and $62,132, respectively. The increase in gross intangible assets during the three months ended March 31, 2024, relates to capitalized development costs.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified during the three months ended March 31, 2024 and 2023. For the three months ended March 31, 2024 and 2023, $653 and $82 of impairment expense was recognized related to software development costs, respectively.